Summary of Significant Accounting Policies (Details) - Schedule of consolidated statement of financial position S/ in Thousands	Dec. 31, 2020 PEN (S/)
Current assets
Trade accounts receivables, net	S/ 703,167	[1]
Other accounts receivable	433,531	[1]
Other current assets	1,688,911	[1]
Total current assets	2,825,609	[1]
Non-current assets
Trade accounts receivable, net	730,666	[1]
Other non-current assets	2,556,289	[1]
Total non-current assets	3,286,955	[1]
Total assets	6,112,564	[1]
Current liabilities
Trade accounts payable	1,097,167	[1]
Other accounts payable	718,406	[1]
Other current liabilities	682,399	[1]
Total current liabilities	2,497,972	[1]
Non-current liabilities
Provisions	336,609	[1]
Other non-current liabilities	1,682,687	[1]
Total non-current liabilities	2,019,296	[1]
Total liabilities	4,517,268	[1]
Equity
Total equity	1,595,296	[1]
Total liabilities and equity	6,112,564	[1]
Reclassification [Member]
Current assets
Trade accounts receivables, net	(15,653)
Other accounts receivable	(28,788)
Total current assets	(44,441)
Non-current assets
Trade accounts receivable, net	(41,373)
Total non-current assets	(41,373)
Total assets	(85,814)
Current liabilities
Trade accounts payable	(32,751)
Other accounts payable	(11,690)
Total current liabilities	(44,441)
Non-current liabilities
Provisions	(41,373)
Total non-current liabilities	(41,373)
Total liabilities	(85,814)
Equity
Total liabilities and equity	(85,814)
As restated [Member]
Current assets
Trade accounts receivables, net	687,514
Other accounts receivable	404,743
Other current assets	1,688,911
Total current assets	2,781,168
Non-current assets
Trade accounts receivable, net	689,293
Other non-current assets	2,556,289
Total non-current assets	3,245,582
Total assets	6,026,750
Current liabilities
Trade accounts payable	1,064,416
Other accounts payable	706,716
Other current liabilities	682,399
Total current liabilities	2,453,531
Non-current liabilities
Provisions	295,236
Other non-current liabilities	1,682,687
Total non-current liabilities	1,977,923
Total liabilities	4,431,454
Equity
Total equity	1,595,296
Total liabilities and equity	S/ 6,026,750

[1]	Consolidated statement of financial position submitted on June 9, 2021 (Note 2.32-i)